Provisions - Total provisions (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions
Provision in respect of defined benefit pension schemes	£ 174	£ 180
Other provisions	904	943	£ 659
Total provisions	£ 1,078	£ 1,123